Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill.
Schedule of reconciliation of changes in goodwill

	2019	2018	2017
Balances at beginning of the year	$1,631,771	1,631,094	484,877
Business combinations (Note 4)	—	—	1,042,163
Foreign currency effects	(52,777)	677	104,054
Balances at end of year	$1,578,994	1,631,771	1,631,094

Schedule of assumptions and balances of each cash-generating unit

2019
			Annual	Annual
	Final	Projection	discount	growth
	balance of	period	rate	rate
Cash-generating unit	the year	(years)	(%)	(%)
Bachoco - Istmo and Peninsula regions	$212,833	5	12.84%	3.00%
Campi	88,015	5	12.84%	3.00%
Ok Farms - Morris Hatchery, Inc. Arkansas	62,647	5	5.22%	0.00%
Ok Farms - Morris Hatchery Inc. Georgia	105,780	5	5.22%	0.00%
Ok Foods- Albertville Quality Foods, Inc.	1,109,719	5	5.22%	0.00%
	$1,578,994

2018
			Annual	Annual
	Final	Projection	discount	growth
	balance of	period	rate	rate
Cash-generating unit	the year	(years)	(%)	(%)
Bachoco - Istmo and Peninsula regions	$212,833	5	13.17%	3.00%
Campi	88,015	5	13.17%	3.00%
Ok Farms - Morris Hatchery, Inc. Arkansas	65,233	5	5.87%	0.00%
Ok Farms - Morris Hatchery Inc. Georgia	110,147	5	5.87%	0.00%
Ok Foods- Albertville Quality Foods, Inc.	1,155,543	5	5.87%	0.00%
	$1,631,771

2017
			Annual	Annual
	Final	Projection	discount	growth
	balance of	period	rate	rate
Cash-generating unit	the year	(years)	(%)	(%)
Bachoco - Istmo and Peninsula regions	$212,833	5	12.52%	3.00%
Campi	88,015	5	12.52%	3.00%
Ok Farms - Morris Hatchery, Inc. Arkansas	65,200	5	6.14%	0.00%
Ok Farms- Morris Hatchery Inc. Georgia	110,091	5	6.14%	0.00%
Ok Foods- Albertville Quality Foods, Inc.	1,154,955	5	6.14%	0.00%
	$1,631,094